UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act File Numberer 811-021252

                 BACAP Alternative Multi-Strategy Fund, LLC
           -------------------------------------------------------
              (Exact name of registrant as specified in charter)

                             101 South Tryon Street
                               Charlotte, NC 28255
           -------------------------------------------------------
            (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington DE, 19801
           -------------------------------------------------------
                   (Name and address of agent for service)

     Registrant's telephone number, including area code: 646-313-8890

                    Date of fiscal year end: MARCH 31, 2004

                    Date of reporting period: MARCH 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

BACAP ALTERNATIVE
MULTI-STRATEGY FUND, LLC

FINANCIAL STATEMENTS

FOR THE PERIOD APRIL 1, 2003 (COMMENCEMENT
OF OPERATIONS) THROUGH MARCH 31, 2004

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                              FINANCIAL STATEMENTS


            FOR THE PERIOD APRIL 1, 2003 (COMMENCEMENT OF OPERATIONS)
                             THROUGH MARCH 31, 2004


                                    CONTENTS


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........................1

SCHEDULE OF INVESTMENTS........................................................2

STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL........................3

STATEMENT OF OPERATIONS........................................................4

STATEMENT OF CHANGES IN INVESTORS' CAPITAL.....................................5

STATEMENT OF CASH FLOWS........................................................6

FINANCIAL HIGHLIGHTS...........................................................7

NOTES TO FINANCIAL STATEMENTS..................................................8

FUND GOVERNANCE (UNAUDITED)...................................................17





CAPITALIZED TERMS IN THESE FINANCIAL STATEMENTS THAT ARE NOT DEFINED HAVE THE MEANINGS GIVEN TO THEM IN THE FUND'S PROSPECTUS.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and Investors of BACAP Alternative Multi-Strategy Fund, LLC


In our opinion, the accompanying statement of assets, liabilities and investors' capital, including the schedule of investments, and the related statements of operations, of changes in investors' capital, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") at March 31, 2004, and the results of its operations, its changes in investors' capital, its cash flows and the financial highlights for the period April 1, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments with the portfolio funds, provides a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments held by the Fund valued at $62,062,000 (96.74% of the Fund's net assets), at March 31, 2004, the values of which have been fair valued by the Investment Manager based on estimates provided by each underlying fund, under the general supervision of the Board of Managers, in the absence of readily ascertainable market values. These estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

PricewaterhouseCoopers LLP
New York, New York
May 28, 2004

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                              MARCH 31,        % OF
                                                                COST         2004 FAIR          NET
INVESTMENTS                                                    (000'S)      VALUE (000'S)      ASSETS      LIQUIDITY
UNDERLYING FUNDS
EVENT DRIVEN
       Delaware Street Capital, L.P.                           $ 3,000         $ 3,559           5.55%      Annually
       Harbert Distressed Investment Fund, L.P.                  2,350           2,919           4.55       Quarterly
       JANA Partners, L.P.                                       2,000           2,555           3.98       Quarterly
       L.C. Capital Partners, L.P.                               2,443           3,041           4.74       Quarterly
       LibertyView Credit Opportunities Fund, L.L.C.             3,100           3,546           5.53       Monthly
                                                               -------         -------         ------
TOTAL EVENT DRIVEN                                              12,893          15,620          24.35

EQUITY HEDGE
       Harvest Opportunity Partners II, L.P.                     3,425           3,600           5.61       Quarterly
       Imperium Market Neutral Fund, L.P.                        2,140           2,183           3.40       Quarterly
       Marlin Fund, L.P.                                         3,000           3,249           5.06       Quarterly
       Passport I, L.P.                                          3,500           3,853           6.01       Quarterly
       TCS Capital II, L.P.                                      2,600           3,232           5.04       Quarterly
       Williamson McAree Investment Partners, L.P.                 750             758           1.18       Quarterly
       Zander Fund, L.P.                                         3,525           3,658           5.70       Quarterly
                                                               -------         -------         ------
TOTAL EQUITY HEDGE                                              18,940          20,533          32.00

MACRO
       Graham Global Investment Fund, Ltd.                       3,800           4,023           6.27       Monthly
       Spinnaker Global Opportunity Fund, Ltd.                   2,287           3,111           4.85       Quarterly
                                                               -------         -------         ------
TOTAL MACRO                                                      6,087           7,134          11.12

MULTI-STRATEGY
       Kayne Anderson Capital Income Partners (QP), L.P.         3,350           3,619           5.64       Monthly
                                                               -------         -------         ------

RELATIVE VALUE
       Arx Global High Yield Securities Fund I, L.P.             3,000           3,385           5.28       Annually
       Aristeia Partners, L.P.                                   3,500           3,618           5.64       Quarterly
       Clinton Riverside Convertible Fund, L.P.                  1,500           1,548           2.41       Semi-Annually
       MKP Partners, L.P.                                        1,526           1,564           2.44       Quarterly
       Precept Domestic Fund, L.P.                               3,500           3,501           5.46       Quarterly
       San Gabriel Opportunity Fund, L.L.C.                      1,500           1,540           2.40       Quarterly
                                                               -------         -------         ------
TOTAL RELATIVE VALUE                                            14,526          15,156          23.63

              TOTAL UNDERLYING FUNDS                            55,796          62,062          96.74
                                                               -------         -------         ------


MONEY MARKET FUND
       AIM Prime Portfolio                                       2,213           2,213           3.45
                                                               -------         -------         ------

              TOTAL INVESTMENTS                                $58,009         $64,275         100.19%
                                                               -------         -------         ------


The investments in Underlying Funds shown above, representing 96.74% of Investors' capital, have been fair valued in accordance with procedures established by the Board of Managers (See Note 2).


   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF ASSETS, LIABILITIES AND INVESTOR'S CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2004
ASSETS
Investments in Underlying Funds, at fair value (cost $55,796)           $62,062
Money Market Portfolio (cost $2,213)                                      2,213
Redemptions receivable from Underlying Funds                                344
Other assets                                                                  1
                                                                        -------

       TOTAL ASSETS                                                      64,620
                                                                        -------


LIABILITIES

Redemptions payable                                                         233
Management fee payable                                                       93
Professional fees payable                                                    53
Investor servicing fee payable                                               25
Administration fee payable                                                   25
Accrued expenses                                                             36
                                                                        -------

       TOTAL LIABILITIES                                                    465
                                                                        -------

              NET ASSETS                                                $64,155
                                                                        =======

Net Capital                                                             $59,117
Net investment loss                                                      (1,244)
Net realized and unrealized appreciation
       on investments in portfolio funds                                  6,282
                                                                        -------

                     TOTAL INVESTORS' CAPITAL                           $64,155
                                                                        =======


   The accompanying notes are an integral part of these financial statements.
                                       3

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                        PERIOD APRIL 1, 2003
                                                    (COMMENCEMENT OF OPERATIONS)
                                                       THROUGH MARCH 31, 2004
INVESTMENT INCOME

   Interest income                                             $     7
                                                               -------


EXPENSES

   Management fees                                                 565
   Professional fees                                               236
   Investor servicing fees                                         113
   Administration fees                                             113
   Organization costs                                               23
   Registration fees                                                53
   Managers fees                                                    51
   Insurance fees                                                   42
   Custody fees                                                      5
   Miscellaneous expenses                                           50
                                                               -------

       TOTAL EXPENSES                                            1,251
                                                               -------

       NET INVESTMENT LOSS                                      (1,244)
                                                               -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain investments                                       16
Net unrealized gain on investments                               6,266
                                                               -------

       NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS           6,282
                                                               -------

       NET INCREASE IN INVESTORS' CAPITAL RESULTING FROM
       OPERATIONS BEFORE INCENTIVE ALLOCATION                  $ 5,038
                                                               =======


   The accompanying notes are an integral part of these financial statements.
                                       4

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CHANGES IN INVESTORS' CAPITAL (IN THOUSANDS)
-------------------------------------------------------------------------------------------


                                                     AFFILIATED
                                                     INVESTORS*       INVESTORS       TOTAL

INVESTORS' CAPITAL AT APRIL 1, 2003                 $    100           $    --      $   100

Contributions                                         24,300            39,807       64,107

Withdrawals                                              (9)            (4,904)      (4,913)

Allocation of net increase in Investors'
   capital resulting from operations before
   incentive allocation                                2,842             2,196        5,038

Incentive allocation from affiliated investors         (124)                --         (124)

Incentive allocation                                     225              (101)         124

Offering costs                                          (94)               (83)        (177)
                                                    -------            -------      -------

INVESTORS' CAPITAL AT MARCH 31, 2004                $27,240            $36,915      $64,155
                                                    =======            =======      =======


* The affiliated Investors are Banc of America Capital Management, LLC, NB Funding Company, LLC and BACAP Distributors, LLC.


   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CASH FLOWS (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------

                                                                                             PERIOD APRIL 1, 2003
                                                                                         (COMMENCEMENT OF OPERATIONS)
                                                                                            THROUGH MARCH 31, 2004

Cash flows from operating activities:
   Net increase in Investors' capital resulting from operations before incentive allocation       $  5,038
Adjustments to reconcile net increase in Investors' capital resulting from operations before incentive allocation to net cash used in operating activities:
   Net realized gain on investments                                                                    (16)
   Net unrealized gain on investments                                                               (6,266)
   Cost of investments purchased                                                                   (76,815)
   Proceeds from sale of investments                                                                18,822
Increase in operating assets and liabilities:
   Redemptions receivable from Underlying Funds                                                       (344)
   Other assets                                                                                         (1)
   Management fee payable                                                                               93
   Investor servicing fee payable                                                                       25
   Professional fees payable                                                                            53
   Administration fee payable                                                                           25
   Accrued expenses                                                                                     36
                                                                                                  --------

NET CASH USED IN OPERATING ACTIVITIES                                                              (59,350)
                                                                                                  --------

Cash flows from financing activities:
Capital contributions                                                                               64,107
Capital withdrawals                                                                                 (4,913)
Redemptions payable                                                                                    233
Offering costs                                                                                        (177)
                                                                                                  --------

NET CASH PROVIDED BY FINANCING ACTIVITIES                                                           59,250
                                                                                                  --------

Net decrease in cash and cash equivalents                                                             (100)

Cash and cash equivalents, beginning of period                                                         100
                                                                                                  --------

Cash and cash equivalents, end of period                                                          $     --
                                                                                                  ========

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------


                                                                                             APRIL 1, 2003
                                                                                      (COMMENCEMENT OF OPERATIONS)
                                                                                         THROUGH MARCH 31, 2004

TOTAL RETURN (1)
Total return before incentive allocation                                                             10.34%
Incentive allocation                                                                                 (0.46)
                                                                                                  --------
      Total return after incentive allocation                                                         9.88%
                                                                                                  --------

      Total return after incentive allocation, before organization costs                             10.11%
                                                                                                  --------

Investors' capital, end of period (000's)                                                         $ 64,155
RATIOS TO AVERAGE NET ASSETS*
Net investment loss ratio(2)
   Net investment loss                                                                               (2.86)%
   Net investment loss, before incentive allocation                                                  (2.36)%
Expense ratio before incentive allocation
   Operating expenses (2)(3)                                                                          2.87%
   Operating expenses, before organizational expenses (3)(4)                                          2.72%
Incentive allocation                                                                                  0.50%
Expense ratio, including incentive allocation (2)(3)                                                  3.37%
Portfolio turnover rate                                                                              43.16%


* Average net assets are calculated using month end net assets averaged over the period.
(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the Investors taken as a whole, inclusive of all fees including organization and offering costs, except where noted that performance is prior to incentive fee allocation. An individual Investor's return may vary from these returns based on the timing of capital transactions.
(2) Includes organization expenses of $45,000 incurred prior to commencement of operations. Charged to members' capital accounts.
(3) Does not include expenses of the Underlying Funds in which the Fund invests. The expense ratio (expense and incentive allocation ratio) is calculated for the Investors taken as a whole. The computation of such ratios based on the amount of expenses and incentive allocation assessed to an individual Investor's capital may vary from these ratios based on the timing of capital transactions.
(4) Does not include organizational costs charged during the period ending March 31, 2004. Those amounts can be found on the Statement of Operations.


   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

 1.   ORGANIZATION

      BACAP Alternative Multi-Strategy Fund, LLC (the "Fund"), is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund's limited liability company interests ("Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced investment operations on April 1, 2003.

      Banc of America Capital Management, LLC ("BACAP"), serves as the Fund's investment adviser ("Adviser") and has the responsibility for the management of the business and affairs of the Fund on a daily basis. BACAP is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

      The investment objective of the Fund is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund will attempt to achieve the investment objective by allocating its assets among at least 15 private investment funds, discretionary managed accounts or special purpose vehicles created for the Fund (collectively, "Underlying Funds"). The Adviser allocates the assets of the Fund among Underlying Funds that generally employ one or more of the following strategies: (i) Event Driven (e.g.Risk (Merger) Arbitrage, Capital Structure Arbitrage, Distressed Securities and Special Situations); (ii) Relative Value (e.g.Convertible Arbitrage, Fixed Income Arbitrage, Statistical Arbitrage, Non-Traditional Convertible Arbitrage and Volatility Arbitrage); (iii) Equity Hedge; and
      (iv) Macro.

 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with such generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


      The offering costs were charged directly to capital upon the initial sale of Interests. The organizational costs are expensed as incurred, however, in order to achieve a more equitable distribution of the impact of organizational and initial offering costs among Investors, an initial allocation of these costs is made as of the first date on which capital contributions of Investors are made. These allocations will thereafter be adjusted as of each date during the one year period following commencement of the Fund's operations that additional capital is contributed to the Fund by Investors. This procedure generally will result in a final allocation of the Fund's organizational and initial offering costs among Investors based on the percentage that an Investor's contributed capital to the Fund bears to the total capital contributed to the Fund through its twelfth month of operation.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

      The following are the significant accounting policies adopted by the Fund:


      A. SECURITY TRANSACTIONS

      Purchases and sales of investments in Underlying Funds are recorded on the effective date as specified in the Underlying Funds' investment agreement. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on an average cost basis.


      B. VALUATIONS

      The net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any Fiscal Period in accordance with accounting principles generally accepted in the United States of America and the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers (the "Board"). The net asset value of the Fund equals the value of the assets of the Fund, less all of its liabilities, including accrued fees and expenses.

      The Valuation Committee values interests in Underlying Funds at fair value in accordance with written policies and procedures (the "Valuation Procedures") approved by the Board that seek to ensure that the Fund is able to reliably determine the value of its investments in Underlying Funds. The Fund's Board, including the Independent Managers, has been advised about its duties with respect to valuation as described in the Valuation Procedures. Fair value of interests of Underlying Funds ordinarily is the value determined by the Valuation Committee based upon the valuation reported by the Fund Manager in accordance with the policies established by the relevant Underlying Fund. As a general matter, the fair value of the Fund's interest in a Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund's interests were redeemed at the time of the valuation, based upon information reasonably available at the time the valuation is made and that the Valuation Committee believes to be reliable. In the unlikely event that an Underlying Fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Prior to investing in any Underlying Fund, the Valuation Committee will conduct a due diligence review of the valuation methodology used by the Underlying Fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the Valuation Committee reasonably believes to be consistent with those used by the Fund for valuing its own investments. Following the Valuation Procedures, in the absence of specific transaction activity in a particular Underlying Fund, the Valuation Committee will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

      Valuations provided to the Fund by an Underlying Fund may be based upon estimated or unaudited reports, and may be subject to later adjustment or revision by the Fund Manager. Any such adjustment or revision will either increase or decrease the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment. The Fund does not expect to restate its previous net asset values to reflect an adjustment or revision by an Underlying Fund. Accordingly, an Investor may have its Interest (or portion thereof) repurchased at a price that is higher or lower than a subsequently adjusted amount. For example, any increases in the net asset value of the Fund resulting from a subsequent adjusted valuation is entirely for the benefit of the outstanding Interests of the Fund and to the detriment

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

      of Investors who had Interests of the Fund repurchased at a price lower than the adjusted amount. The same principles apply to the purchase of Interests, and new Investors may be affected in a similar way. Although the Valuation Committee reviews the valuations provided by Fund Managers, the Valuation Committee cannot confirm the accuracy of valuations provided by Fund Managers.

      Situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Adviser or Fund Managers regarding appropriate valuations should prove incorrect. Also, Fund Managers may only provide determinations of the net asset value of Underlying Funds on a weekly or monthly basis, in which event it may not be possible to determine the net asset value of the Fund more frequently. If Fund Manager valuations are consistently delayed, missing or inaccurate, the Adviser generally will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in an Underlying Fund quickly, and could therefore be obligated to continue to hold the interests. In such a case, the Valuation Committee would continue to value the interests without the benefit of the Fund Manager valuations, and the Valuation Committee may determine to discount the value of the interests or value them at zero.

      C. ORGANIZATION EXPENSES AND OFFERING COSTS

      The Fund's organization expenses of $67,668 have been expensed as incurred $45,000 of which occurred prior to the commencement of operations. Offering costs of $177,292 were charged directly to capital. In order to achieve a more equitable distribution among Investors, the allocation of these were adjusted as of each date during the one year period following commencement of the Fund's operations that additional capital was contributed to the Fund by Investors.


      D. INCOME ALLOCATION

      As of the last day of each fiscal period, any net profit or net loss for the fiscal period, and any offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during the fiscal period, shall be allocated among and credited to or debited against the Capital Accounts of the Investors in accordance with their respective Capital Account balances for such fiscal period.

      E. INTEREST AND DIVIDENDS

      Interest income is recognized on an accrual basis. Dividend income is recognized on the ex-dividend date.

      F. CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of cash on hand and liquid investments with maturities of less than 90 days.

      G. FUND EXPENSES

      The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Adviser and Underlying Funds, placement fees, professional fees, custody and administration fees).

      H. INCOME TAXES

      The Fund is not subject to federal and state income tax. Accordingly, for federal and state income tax purposes, each Investor is responsible for the tax liability or benefit related to his/her share of taxable income or loss.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

 3.   INVESTORS' CAPITAL ACCOUNTS

      A separate capital account is maintained for each Investor of the Fund. The increase or decrease in Investors' capital resulting from operations is allocated to each Investor based on its pro-rata share of aggregated capital in the Fund.

      A. CONTRIBUTIONS

      Interests in the Fund are offered through BACAP Distributors, LLC (the "Distributor"), an affiliate of the Adviser, and through Selling Agents exclusively to "qualified clients" as defined in the Advisers Act and the regulations thereunder. The minimum initial investment in the Fund is $50,000. Subsequent investments must be at least $10,000. These minimums may be modified by the Fund from time to time, and they may be waived by the Fund for certain investors.

      Investments in the Fund may be subject to a sales load of up to 3.00%. The sales load may be waived by the Fund for certain types of investors. In addition, the Fund may compensate Selling Agents for selling Interests to their customers. The Fund may pay Selling Agents a service fee for investor service and account maintenance services.

      B. WITHDRAWALS

      The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Investors. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board considers recommendations from the Adviser. Depending on market conditions and other factors, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from Investors twice each year, effective as of June 30 and December 31 of each year.

 4.   INVESTMENTS IN UNDERLYING FUNDS

      The valuation of the investments in Underlying Funds represents the approximate amount the Fund could expect to receive if it were to liquidate its investments in the Underlying Funds at the time of valuation. As of March 31, 2004, the Fund was invested in twenty-one Underlying Funds and one money market portfolio, none of which are related parties.

 5.   MANAGEMENT FEES

      In consideration of services provided by the Adviser, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.25% of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests or the Incentive Allocation. The Management Fee will be prorated for any period that is less than a full month and adjusted for contributions to the Fund during a month.

      The Adviser has agreed to waive fees and/or reimburse expenses of the Fund until December 31, 2004, to the extent necessary to assure that the total ordinary operating expenses of the Fund do not exceed an annual rate of 2.95% of the average monthly net assets of the Fund. Ordinary operating expenses do not include organizational costs, interest, taxes, the Incentive Allocation and extraordinary expenses. The Adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the end of the fiscal year in which such

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------


      waiver or reimbursement occurred, if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery. At March 31, 2004, there were no amounts potentially recoverable by the Adviser.


 6.   INCENTIVE ALLOCATION

      At the end of each fiscal year, an amount equal to 10% of the excess of the net capital appreciation allocated to the capital account of each Investor for such fiscal year will be reallocated from the capital account of each Investor to the capital account of the Adviser (the "Incentive Allocation"), provided however, that the net capital appreciation upon which the Incentive Allocation is calculated exceeds the sum of: (i) such Investors' "Hurdle Amount" (as defined below) and
      (ii) any unrecovered balance remaining in the Investors' "Loss Carryforward" (as defined below).

      The "Hurdle Amount" is the amount that an Investor would have earned for the fiscal year if it had received an annualized rate of return equal to the applicable Hurdle Rate on its opening capital account balance. The Hurdle rate is 6.00% per annum, computed on the basis of a 360-day year. The Hurdle Rate is not cumulative from year to year.


      Under the loss carryforward provision, no Incentive Allocation will be made with respect to a particular Investor for a fiscal year until any net loss previously allocated to the Capital Account of such Investor has been offset by subsequent net profits (the "Loss Carryforward"). If an Investor's Capital Account is reduced (as a result of a Fund repurchase of an Investor's Interest), the Investor's Loss Carryforward, if any, will be reduced on a pro rata basis. As of March 31, 2004, there was $215,372 accrued as an Incentive Allocation.

 7.   INVESTMENT TRANSACTIONS

      For the fiscal year of April 1, 2003 through March 31, 2004, the Fund had gross purchases of Underlying Funds in the amount of $65,565,000 and sales proceeds of Underlying Funds in the amount of $9,785,031.

 8.   ADMINISTRATION AND SUB-ADMINISTRATION AGREEMENTS

      The Fund has entered into an Administration Agreement with the Distributor and a Sub-Administration Agreement with the Distributor and SEI Investments Global Fund Services (the "Sub-Administrator"), to perform certain administrative services. These administrative services include, among other things, maintaining the Fund's books and records and handling Investors" capital transactions.

      As per the Administration Agreement, the Fund pays the Distributor a monthly Administration Fee computed at the annual rate of 0.25% of the net assets of the Fund as of the last day of the month.

 9.   CONTINGENCIES AND COMMITMENTS

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

      As of April 1, 2004, the Fund made initial investments in Marathon Global Convertible Fund, L.P., and Torrey Pines Fund, L.L.C. for $2,500,000 and $3,250,000, respectively. The Fund made a subsequent investment in Precept Domestic Fund, L.P. for $240,000. The Fund also made two full redemptions in Clinton Riverside Convertible Fund, L.P. and Williamson McAree Investment Partners, L.P.

10.   RELATED PARTY TRANSACTIONS
      On February 25, 2003, BACAP Distributors, LLC seeded the Fund with $145,000. In addition, to assist in implementing the investment program, NB Funding Company, LLC ("NB Funding"), a wholly-owned subsidiary of Bank of America Corporation, invested $24,300,000 at April 1, 2003.

11.   CONCENTRATION OF RISK

      The Fund invests primarily in Underlying Funds, which may engage in a variety of investments and off-balance-sheet financial instruments, including derivatives, which may expose the Fund and the Underlying Funds to risk. Market risk arises principally from the potential for changes in the price of underlying securities and the volatility of prices, which may exceed the value stated on the Underlying Funds' statement of financial condition. Credit risk arises primarily from the potential inability of counterparties to perform in accordance with the contract, including clearing brokers. The Fund's exposure to credit risk associated with counterparty non-performance is generally limited to the fair value of its investment in each Underlying Fund. The Underlying Funds may enter into the following transactions and certain of the related risks are described below:

      A. SHORT SALES

      Short sales are sale of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

      B. SWAP AGREEMENTS

      A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

      C. OPTIONS

      The Underlying Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------


      D. FUTURES CONTRACTS

      The Underlying Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Underlying Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Underlying Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Underlying Funds as unrealized gains or losses. When the contract is closed, the Underlying Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

      E. LEVERAGE TRANSACTIONS

      In order to obtain more investable cash, the Underlying Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Underlying Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.


      F. FORWARD FOREIGN CURRENCY CONTRACTS

      The Underlying Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are "marked to market" on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Underlying Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

12.   LITIGATION EVENT

      On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against hedge fund and its managers. The complaint alleged, among other things, that the hedge fund engaged in improper trading in various mutual funds, including certain Nations Funds, for which the Adviser and Distributor serve as investment adviser and distributor, respectively. Specifically, the NYAG alleged that the hedge fund and its managers engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the Securities and Exchange Commission ("SEC") announced a civil action, against a former employee of Banc of America Securities, LLC, an affiliate of the Distributor and Adviser.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

      In connection with these events, various lawsuits have been filed, some of which name the Adviser and Distributor, among others, as defendants (see Civil Litigation below).

      Settlements in Principle with Regulators

      On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet') entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

      When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

      Bank of America Corporation Acquisition of Fleet

      On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC.

      If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, the Adviser and Distributor are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Fund. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that the Adviser and Distributor would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Fund.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

      Civil Litigation

      In connection with the events described above, various parties have filed suit against the Adviser, the Distributor, as well as a former President and Manager of the Fund, certain officers of the Fund and affiliates of the Adviser and Distributor, among others, in connection with their relationships with the Nations Funds. More than 200 cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

      These lawsuits and certain regulatory investigations are ongoing. Accordingly, an estimate of financial impact of this litigation on any Fund, if any, cannot currently be made.

13.   SUBSEQUENT EVENTS

      During the months ended March 31, 2004 and April 30, 2004, Investors contributed a total of $4,959,100 and $5,158,000, respectively, which was credited to Investors accounts in the next month.

      Effective April 1, 2004, the Adviser withdrew $215,372 from the Special Advisory account for the Incentive Allocation.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FUND GOVERNANCE (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------



The identity of the Managers and officers of BACAP Alternative Multi-Strategy
Fund, LLC and brief biographical information regarding each Manager and officer during the past five years is set forth below.

                                      TERM OF                                 NUMBER OF
                                      OFFICE                                  FUNDS  IN
                           POSITION   AND                                     FUND
                           HELD       LENGTH OF                               COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     FUND       SERVED      DURING THE PAST FIVE YEARS  MANAGER       BY MANAGER
---------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT MANAGERS
---------------------------------------------------------------------------------------------------------------------
Thomas W. Brock            Manager    Indefinite  Adjunct Professor,          2             Blythedale Children's
600 Mamaroneck Avenue                 term;       Columbia University                       Hospital; WestHab; BACAP
Suite 431                             Manager     Graduate School of                        Opportunity Strategy, LLC
Harrison, NY 10528                    since 2003  Business since September
Age:  56                                          1998; Chairman, CEO,
                                                  Salomon Brothers Asset
                                                  Management, Inc. from
                                                  1993 to 1998

Alan Brott                 Manager    Indefinite  Consultant, since October   2             BACAP Opportunity
6 Mandy Court                         term;       1991; Associate                           Strategy, LLC
Croton-on-Hudson, NY                  Manager     Professor, Columbia
10520                                 since 2003  University Graduate
Age:  61                                          School of Business, since
                                                  2000; Adjunct Professor,
                                                  Columbia University
                                                  Graduate School of
                                                  Business from 1992 to
                                                  2000; Adjunct Professor,
                                                  New York University, 1999
                                                  to present

Thomas G. Yellin           Manager    Indefinite  President, PJ Productions   2             BACAP Opportunity
ABC News                              term;       since 2003; Executive                     Strategy, LLC
125 West End Avenue                   Manager     Producer, ABC News from
4th Floor                             since 2003  June 1989 to 2002
New York, NY 10023
Age:  51

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FUND GOVERNANCE (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------


                                      TERM OF                                 NUMBER OF
                                      OFFICE                                  FUNDS  IN
                           POSITION   AND                                     FUND
                           HELD       LENGTH OF                               COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     TRUST      SERVED      DURING THE PAST FIVE YEARS  MANAGER       BY MANAGER
---------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS
---------------------------------------------------------------------------------------------------------------------

Lawrence R. Morgenthal     President  1 year      Managing Director, Banc of    N/A         None
40 West 57th Street                   term;       America Capital Management,
New York, NY 10019                    President   LLC since 2002; Senior
Age:  37                              since 2003  Managing Director, Weiss,
                                                  Peck & Greer (an investment
                                                  firm) from 1998 to 2002.

Edward D. Bedard*          Chief      1 year      Senior Vice President,        N/A         None
One Bank of America        Financial  term;       Chief Operating Officer,
Plaza                      Officer    Chief       BACAP Distributors, LLC (or
Charlotte, NC 28255                   Financial   its predecessors) since
Age:  46                              Officer     1996; Chief Financial
                                      since 2003  Officer, BACAP
                                                  Distributors, LLC (or its
                                                  predecessors) since 2001;
                                                  Manager, BACAP Distributors,
                                                  LLC (or its predecessors)
                                                  since 1997; Chief
                                                  Administrative Officer,
                                                  Treasurer, Banc of America
                                                  Capital Management, LLC (or
                                                  its predecessors) since
                                                  January 2000; Manager, BACAP,
                                                  LLC since 2000; Interim
                                                  President and Chief Executive
                                                  Officer, Nations Funds Trust,
                                                  Nations Master Investment
                                                  Trust and Nations Separate
                                                  Account Trust since Sept 2003;
                                                  Interim President and Chief
                                                  Executive Officer, Nations
                                                  Balanced Target Maturity Fund,
                                                  Inc. and Hatteras Income
                                                  Securities, Inc. since Sept.
                                                  2003; Chief Financial Officer
                                                  and Treasurer of Nations Funds
                                                  Trust, Nations Master
                                                  Investment Trust and Nations
                                                  Separate Account Trust from
                                                  October 2002 (Treasurer) and
                                                  January 2003 (Chief Financial
                                                  Officer) to September 2003;
                                                  Chief Operating Officer and
                                                  Senior Vice President, BACAP
                                                  Advisory Partners, LLC since
                                                  May 2002; Chief Financial
                                                  Officer, Nations Balanced
                                                  Target Maturity Fund, Inc. and
                                                  Hatteras Income Securities,
                                                  Inc. from 1997 through Oct.
                                                  2003.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FUND GOVERNANCE (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------


                                      TERM OF                                 NUMBER OF
                                      OFFICE                                  FUNDS  IN
                           POSITION   AND                                     FUND
                           HELD       LENGTH OF                               COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     TRUST      SERVED      DURING THE PAST FIVE YEARS  MANAGER       BY MANAGER

Gerald Murphy              Treasurer  1 year      Managing Director, BACAP,   N/A           None
One Bank of America                   term;       LLC since 2003; Senior
Plaza                                 Treasurer   Vice President, BACAP
Charlotte, NC 28255                   since 2003  Distributors, LLC ( or
Age:  44                                          its predecessors) since
                                                  1998;  Assistant
                                                  Treasurer , Treasurer,
                                                  Nations Funds Trust,
                                                  Nations Master Investment
                                                  Trust and Nations
                                                  Separate Account Trust
                                                  since January 2003;
                                                  interim Chief Financial
                                                  Officer, Nations Funds
                                                  Trust, Nations Master
                                                  Investment Trust and
                                                  Nations Separate Account
                                                  Trust since Sept. 2003;
                                                  Chief Financial Officer
                                                  Nations Balanced Target
                                                  Maturity Fund, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  Sept. 2003;  Senior Vice
                                                  President, BACAP Advisory
                                                  Partners, LLC since May
                                                  2002; Treasurer  Nations
                                                  Balanced Target Maturity
                                                  Fund, Inc. and Hatteras
                                                  Income Securities, Inc.
                                                  since 1999; Vice
                                                  President, Citibank 1997
                                                  to December 1998.

Robert B. Carroll          Secretary  1 year      Assistant Secretary,        N/A           None
One Bank of America                   term;       BACAP Distributors, LLC
Plaza                                 Secretary   (or its predecessors)
Charlotte, NC 28255                   since 2003  since 2001; Associate
Age:  44                                          General Counsel, Bank of
                                                  America Corporation since
                                                  1999; Secretary and Chief
                                                  Legal Officer of Nations
                                                  Funds Trust, Nations
                                                  Master Investment Trust
                                                  and Nations Separate
                                                  Account Trust since
                                                  January 2003 (Secretary)
                                                  and August 2003 (Chief
                                                  Legal Officer); Secretary
                                                  of Nations Balanced
                                                  Target Maturity Fund,
                                                  Inc. and Hatteras Income
                                                  Securities, Inc. since
                                                  1997; Assistant General
                                                  Counsel, Bank of America
                                                  Corporation 1996-1999.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FUND GOVERNANCE (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------


*Mr. Edward D. Bedard has resigned as Chief Financial Officer of the Fund effective June 1, 2004. The Board of Managers has accepted Mr. Bedard's resignation and has appointed Kevin Connaughton as Chief Financial Officer of the Fund, effective June 1, 2004. Information relating to Mr. Connaughton follows:

J. Kevin Connaughton (age 39)                     President of the Columbia Funds since
One Financial Center                              February 27, 2004; Treasurer of the Columbia Funds
Boston, MA 02111                                  and of the Liberty All-Star Funds since December
Chief Financial Officer (as of June 1, 2004)      2000; Vice President of the Columbia Management
                                                  Advisors Inc. since April 2003 (formerly Chief
                                                  Accounting Officer and Controller of the Liberty
                                                  Funds and Liberty All-Star Funds from February
                                                  1998 to October 2000); Treasurer of the Galaxy
                                                  Funds since September 2002; Treasurer, Columbia
                                                  Management Multi-Strategy Hedge Fund, LLC since
                                                  December 2002 (formerly Vice President of the
                                                  Colonial Management Associates, Inc. from February
                                                  1998 to October 2000.)


The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (800) 321-7854.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description as set forth in paragraph (b) of this item's instructions.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

     (d) The registrant's code of ethics is attached as an exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Managers has determined that Mr. Alan Brott is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent", as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     (a) AUDIT FEES - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2003 and $53,500 for 2004.

     (b) AUDIT RELATED FEES - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

     (c) TAX FEES - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2003 and $0 for 2004.

     (d) ALL OTHER FEES - The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item are $0 for 2003 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Before the accountant is engaged by the Registrant or its subsidiaries to render audit or non-audit services, the engagement is approved by the Registrant's audit committee.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0

                           (c) 0

                           (d) 0

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 (except for fees on tax services as disclosed above) and $18.1 million, respectively, for year ended March 31, 2003 and $0

         (except for fees on tax services as disclosed above) and $14.7 million, respectively, for year ended March 31, 2004.

     (h) The registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                   BANC OF AMERICA CAPITAL MANAGEMENT, LLC

                            PROXY VOTING POLICY

Introduction

Many of BACAP's investment management clients have delegated to BACAP the authority and responsibility to vote proxies* for the voting securities held in their accounts. Where BACAP has been granted the authority and accepted the responsibility for voting proxies, it will determine whether and how to do so, in the case of individual proxies, in accordance with this Proxy Voting Policy (the "Policy"). BACAP reserves the right to amend this Policy at any time.



---------------------


*The term "proxy" as used herein also refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

BACAP endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following exceptions (unless otherwise agreed) when BACAP expects to routinely abstain from voting:

1. Proxies may not be voted in cases where BACAP anticipates that it may soon be removing the security from a given client's account.

2. Proxies will usually not be voted in cases where the security has been loaned from the client's account, or where BACAP determines that the costs to the client and/or the administrative inconvenience of voting the security (e.g., foreign securities) outweigh the benefit of doing so.

Ordinarily, BACAP will not notify clients when it abstains from voting in these routine circumstances.

When BACAP votes proxies it will do so in the best interest of its clients (defined, for this purpose, as in the best interest of enhancing or protecting the economic value of client accounts), considered as a group, as BACAP determines in its sole and absolute discretion.

BACAP generally will not accept proxy -voting authority from a client if the client seeks to impose client-specific voting guidelines that may be inconsistent with BACAP's guidelines or with the client's best economic interest in BACAP's view.


Proxy Committee

Proxy voting is overseen by the BACAP Proxy Committee. The Proxy Committee is composed of senior investment, operations and client service professionals. The Committee is responsible for setting general policy as to the voting of proxies and the maintenance and administration of this Policy. Specifically, the
Committee:

1. Reviews this Policy and associated Proxy Voting Guidelines annually and approves, from time to time, any amendments which it considers to be advisable and consistent with the Policy's overall mandate of serving the best economic interests of those BACAP advisory clients for which the firm has proxy voting authority.

2. Considers special proxy issues as may arise from time to time, including voting proxies:

     o for which the Proxy Voting Guidelines do not provide clear and definitive guidance; and/or

     o where an exception to the established Guidelines may be in the best interests of BACAP clients.

Proxy Voting Administration

BACAP Operations administers this Policy on a continuous basis through a Proxy Team that reports to BACAP's Managing Director (Operations). The Proxy Team has the following duties:

1. Continuously maintain the Proxy Voting Guidelines and make recommendations, as necessary, to the Proxy Committee regarding their amendment.

2. Monitor the solicitation of proxies for securities in client advised accounts.

3. Routine voting of proxies in accordance with this Policy and BACAP's Proxy Voting Guidelines.

4. Coordinate the Proxy Committee's review of any new or unusual proxy issues.

5. Oversee the work of any third-party proxy service provider which BACAP may retain and the protocols needed to ensure that the service provider timely and accurately accomplishes all votes and fulfills all other responsibilities as directed by BACAP.

6. Coordinate responses to BACAP investment professionals' questions, if any, regarding proxy issues and this Policy, including forwarding specialized proxy research received from the proxy service provider.

7. Establish and preserve (or ensure that BACAP's proxy service provider does so) all required records as to proxy voting.

8. Ensure that clients that so request are timely furnished copies of this Policy.

9. Establish and maintain the means by which reports of proxy voting on behalf of BACAP-advised accounts are timely and confidentially made available to clients of the firm that request to receive these for their accounts.

Proxy Voting Guidelines

BACAP policy is to vote proxies, subject to the foregoing overall best economic interest standard, in accordance with written Proxy Voting Guidelines ("Guidelines"), as established by the Proxy Committee. A copy of the Guidelines is attached and incorporated within this Policy as "Attachment A". As an aid rather than a substitute for applying the Guidelines, BACAP also regularly considers the analysis and recommendations of an independent proxy service provider.


Conflicts of Interest


With Other Bank of America Businesses

Bank of America Corporation ("BAC", the ultimate corporate parent of BACAP, Bank of America, N.A. and all of their numerous affiliates) owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of BACAP-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with BACAP's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within BACAP

Conflicts of interest may also arise from the business activities of BACAP. For example, BACAP might manage (or be seeking to manage) the assets of a benefit plan for an issuer. BACAP may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or the Nations Funds, for which BACAP serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

BACAP's policy is to always vote proxies in the best interests of its clients, as a whole, without regard to its own self -interest or that of its affiliates. BAC as well as BACAP has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.
   o BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

       o In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

   o Within BACAP, the BACAP Code of Ethics affirmatively requires that associates of the firm act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of BACAP's clients.

   o By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Team and the Proxy Committee undertakes:

      1. To disclose to the Managing Director (Operations) or chairperson of the Proxy Committee, respectively, any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how BACAP shall vote proxies; and

      2. To refrain from taking into consideration, in the decision as to whether or how BACAP shall vote proxies:

           o The existence of any current or prospective material business relationship between BACAP, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

           o Any direct, indirect or perceived influence or attempt to influence such action which the member views as being inconsistent with the purpose or provisions of this Policy or the BAC or BACAP Codes of Ethics.

Where a material conflict of interest is determined to have arisen in the proxy voting process which may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, BACAP's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include BACAP's proxy service provider.

3. In unusual cases, with the client's consent and upon ample notice, forwarding the proxies to BACAP's clients so that they may vote the proxies directly.


ALTERNATIVE INVESTMENT PROXIES AND CONSENTS

Introduction

BACAP clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e., hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLC") or offshore corporations. Generally, BACAP's Alternative Investment Group ("AIG") is the platform through which BACAP provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or Bylaws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, BACAP has a tailored process for voting Alternative Investment proxies and consents.

Process

The AIG Proxy Sub-Committee will vote all Alternative Investment proxies and consents in accordance with this Policy. The AIG Proxy Sub-Committee consists of AIG senior management, investment and operations professionals and its actions are subject to the supervision and oversight of the BACAP Proxy Committee. Conflicts of interest are to be monitored and resolved as set forth above in this Policy.

AVAILABILITY OF POLICY AND PROXY VOTING RECORDS TO CLIENTS

BACAP will initially inform clients of this Policy and how a client may learn of BACAP's voting record for the client's securities through summary disclosure in
Part II of BACAP's Form ADV. Upon receipt of a client's request for more information, BACAP will provide to the client a copy of this Policy and/or how BACAP voted proxies for the client pursuant to this Policy for up to a one-year period.

                                          "Attachment A"

                                     BACAP Proxy Voting Guidelines


The following guidelines are to be followed by the BACAP Proxy Team when voting proxies routinely solicited with respect to securities of public companies held in the accounts of BACAP advised clients. These guidelines are to be applied in conjunction with and subject to all provisions of BACAP's Proxy Voting Policy, including the provision of that Policy that all proxies that BACAP votes shall be voted in the best economic interest of its clients.

The guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals that have been approved and recommended for favorable action by the board of directors of publicly held companies other than investment companies. Part II deals with proposals submitted by shareholders for inclusion in the proxy statements of such companies, but which the companies' management and board of directors oppose.
Part III addresses proxies of both sorts regarding investment companies. Part IV deals with proxies and consents related to Alternative Investments.

I.  Board-Approved Proposals

Proxies will generally be voted FOR board-approved proposals, except as follows:

      A. Matters Relating to the Board of Directors
         ------------------------------------------

Proxies will be voted FOR the election of the company's nominees for director and FOR board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

       * BACAP will WITHHOLD VOTES for one or more nominees for director if

           o The board does not have a majority of independent directors;

           o The board does not have an audit committee comprised solely of independent directors; or

           * Issues as to director nominations and executive compensation are decided other than by approval of (i) a majority of all incumbent independent directors, or (ii) board committees comprised of a majority of such directors.

For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the then applicable listing standards of the company's principal market center (e.g., NYSE, AMEX, NASDAQ). Proxies will generally be voted on a CASE-BY-CASE BASIS on board-approved proposals where the board fails to meet these basic independence standards.

       * BACAP will vote on a CASE-BY-CASE BASIS in contested elections of directors.

       * BACAP may WITHHOLD VOTES ON A CASE-BY-CASE BASIS for nominees for director that have failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g., failing to implement policies for which a majority of shareholders has previously cast votes in favor), have demonstrated a disregard for the interests of shareholders.

       * BACAP will vote AGAINST proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

      B. Corporate Governance
         --------------------

BACAP will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to corporate governance (including director and officer liability and indemnity provisions; proxy contest advance notice and expense reimbursement provisions), except as follows:

       * BACAP will vote FOR proposals to provide or to restore shareholder appraisal rights.

       * BACAP will usually vote AGAINST proposals:

           o to eliminate cumulative voting; or

           o that provide that

             - directors may be removed only for cause; or

             - replacements to fill board vacancies may be voted on only by continuing directors.

      C. Compensation
         ------------

BACAP will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to compensation or benefits issues relating to directors, executives or employees, except as follows:

       * Except where BACAP withholds votes for a majority of the nominees standing for election as directors, BACAP will vote FOR:

           * Compensation or benefit plans and arrangements (including severance arrangements), subject to the exceptions noted below.

           * Employee stock purchase plans that have the following features:

             1. shares purchased under the plan are acquired for no less than
                85% of their market value,

             2. the offering period under the plan is 27 months or less, and

             3. dilution is 10% or less.

       * BACAP will vote AGAINST stock option plans that permit replacing or repricing of out-of-the-money options, and AGAINST any proposal to authorize the replacement or repricing of such options.

       * BACAP will vote AGAINST stock option plans that permit issuance of options with an exercise price below the stock's market price at time of issuance.

BACAP may vote AGAINST executive compensation or benefits (including severance) proposals on a CASE-BY-CASE BASIS where compensation is viewed by BACAP as being excessive in comparison with prevailing industry standards. In voting on proposals relating to executive compensation or benefits, BACAP will consider whether the proposal has been approved by an independent compensation committee (or a majority of all independent members) of the board.

      D. Capitalization
         --------------

BACAP will vote on a CASE-BY-CASE BASIS on board-approved proposals involving changes to a company's capitalization, except that where BACAP is not otherwise withholding votes for a majority of the nominees standing for election as directors:

           * BACAP will vote FOR proposals relating to the authorization of additional common stock, providing they are not excessively dilutive (except where such proposals relate to a specific transaction, in which case BACAP will vote on a CASE-BY-CASE BASIS).

           * BACAP will vote FOR proposals to effect stock splits (excluding reverse stock splits.)

           * BACAP will vote FOR proposals authorizing share repurchase programs.

      E. Acquisitions, Mergers, Reorganizations  and Other Restructuring
         --------------------------------------------------------------
         Transactions
         ------------

BACAP will vote on a CASE-BY-CASE BASIS on business transactions such as acquisitions, mergers, reorganizations, spin-offs, buyouts, liquidations and sale of all or substantially all of a company's assets.

      F. Takeover Defense
         ----------------

BACAP will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions, except as follows:

           * BACAP will vote FOR proposals to opt out of control share acquisition statutes.

           * BACAP will vote on a CASE-BY-CASE BASIS on proposals to ratify or approve specific shareholder rights plans (commonly referred to as "poison pills") or "fair price" provisions.

           * BACAP will vote on a CASE-BY-CASE BASIS on proposals to change place of incorporation to a jurisdiction having anti-takeover laws or whose laws will have an adverse impact on shareholder rights or taxation issues.

      G. Other Business Matters
         ----------------------

BACAP will vote FOR board-approved proposals approving routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

       * BACAP will vote on a CASE-BY-CASE BASIS on proposals to amend a company's charter or bylaws.

       * BACAP will vote AGAINST authorization to transact other unidentified, substantive business at the meeting.

       * BACAP will vote on a CASE-BY-CASE BASIS on all other business matters where BACAP is otherwise withholding votes for the entire board of directors.

BACAP will determine, on a CASE-BY-CASE BASIS, whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

II.   Shareholder Proposals

BACAP will generally vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

       * BACAP will vote FOR shareholder proposals to declassify a board absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

       * BACAP will vote FOR shareholder proposals to require shareholder approval or ratification of shareholder rights plans and/or anti-greenmail provisions.

       * BACAP will vote on a CASE-BY-CASE BASIS on proposals requiring shareholder approval or ratification of executive severance arrangements.

       * BACAP will vote FOR shareholder proposals that are consistent with BACAP's voting proxy guidelines for board-approved proposals.

       * BACAP will vote on a CASE-BY-CASE BASIS on other shareholder proposals where BACAP is otherwise withholding votes for a majority of the nominees standing for election as directors.

       * BACAP will generally ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. BACAP may, on a CASE-BY-CASE BASIS, vote:

           o FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders.

           o FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal

III.  Investment Company Matters

      A. Board-Approved Proposals

Proxies will generally be voted FOR board-approved proposals, except as follows:

      * BACAP will vote on a CASE-BY-CASE BASIS regarding the following matters:

           * Contested elections of directors.

           * Approval of investment advisory and/or distribution agreements.

           * Approval of distribution plans.

           * Issuance of preferred stock.

           * Conversion of the company from closed-end to open-end form.

           * Changes in the "fundamental policies" of the company.

           * Change in the state or form of organization of the company.

           * Mergers, acquisitions, reorganizations, liquidations or sales of all or substantially all of the assets of the company.

      B. Shareholder Proposals

BACAP will generally vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

      * BACAP will vote on a CASE-BY-CASE BASIS regarding the following matters:

           * Proposals to terminate or to submit investment advisory and/or distribution agreements for competitive bidding.

           * Conversion of the company from closed-end to open-end form.

IV.   BACAP Alternative Investment Group ("AIG") MattersS

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in Sections I, II, and III above. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a case-by-case basis.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the Securities Exchange Act of 1934, as amended
         (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BACAP Alternative Multi-Strategy Fund, LLC
             ------------------------------------------

By (Signature and Title)*  /s/ Lawrence Morgenthal
                         --------------------------------
                           Lawrence Morgenthal, President
                           (principal executive officer)

Date                             May 28, 2004
    ----------------------------------------------------------------------------


(registrant) BACAP Alternative Multi_Strategy Fund, LLC
             ------------------------------------------

By (Signature and Title)*  /s/ Edward D. Bedard
                         --------------------------------
                           Edward D. Bedard, Chief Financial Officer
                           (principal financial officer)

Date                                 May 28, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence Morgenthal
                         --------------------------------
                           Lawrence Morgenthal, President
                           (principal executive officer)

Date                                 May 28, 2004
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Edward D. Bedard
                         -------------------------------------------------------
                           Edward D. Bedard, Chief Financial Officer
                           (principal financial officer)

Date                                 May 28, 2004
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.